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                                                                          ZURICH


                                                     Zurich YieldWise Funds

                                      report





                                                     Zurich YieldWise Money Fund

                                                     Zurich YieldWise Government
                                                     Money Fund

                                                     Zurich YieldWise Municipal
                                                     Money Fund










                                       Semiannual Report to Shareholders
                                       for the Period Ended January 31, 2001
table of contents


                    3   Fund objectives

                    4   Performance summary

                    7   Variables affecting performance

                    8   Performance review

                    9   Terms to know

                   10   Portfolio composition

                   11   Portfolio of investments

                   25   Financial statements

                   30   Financial highlights

                   33   Notes to financial statements
fund objectives

                        Zurich YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

                        Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

                        Zurich YieldWise Money Fund

                        This fund seeks to provide maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper and bank obligations.

                        Zurich YieldWise Government
                        Money Fund

                        This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                        Zurich YieldWise Municipal Money Fund

                        This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary


Zurich YieldWise Money Fund


Yield Comparison            Fund Yield vs. First Tier Money Fund Average
                            ----------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE


LINE CHART DATA:

            Fund Yield      First Tier Money Fund Average

 8/1/2000        6.40                5.91
                 6.32                5.90
                 6.40                5.92
                 6.42                5.90
                 6.41                5.91
                 6.41                5.90
                 6.48                5.90
                 6.43                5.90
                 6.42                5.91
                 6.40                5.90
                 6.41                5.87
                 6.41                5.90
                 6.41                5.90
                 6.35                5.91
                 6.40                5.89
                 6.42                5.89
                 6.43                5.90
                 6.44                5.91
                 6.36                5.91
                 6.43                5.90
                 6.43                5.90
                 6.42                5.89
                 6.48                5.86
                 6.31                5.76
                 6.18                5.65
                 6.12                5.55
 1/30/2001       5.89                5.47

Zurich YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet. Returns are historical and do not guarantee future results. Fund yields fluctuate.* 7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.


Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/2001. The Lipper category used for comparison is the Lipper
Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

                               Lipper Ranking
                               -----------------------------------------------
                                    Top 2%        #5 of 299 funds       3 Year
                                  --------------------------------------------
                                    Top 2%        #9 of 368 funds       1 Year
                                  --------------------------------------------


* Performance reflects an annualized expense waiver of .07% during this period which improved results. Otherwise, the 7-day average yield would have been 5.82% on 1/30/2001.

Zurich YieldWise Government Money Fund

Yield Comparison

Zurich YieldWise Government Money Fund is compared to the IBC Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial Data. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

                                 Fund Yield vs. Government Money Fund Average
                                 -----------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE


LINE CHART DATA:

            Fund Yield      Government Money Fund Average

  8/1/2000    6.50                  5.76
              6.61                  5.73
              6.51                  5.76
              6.60                  5.77
              6.53                  5.79
              6.50                  5.82
              6.50                  5.80
              6.48                  5.80
              6.50                  5.78
              6.46                  5.79
              6.45                  5.76
              6.47                  5.79
              6.49                  5.80
              6.48                  5.83
              6.41                  5.82
              6.42                  5.83
              6.43                  5.85
              6.45                  5.86
              6.39                  5.85
              6.37                  5.83
              6.36                  5.82
              6.27                  5.75
              6.23                  5.67
              6.18                  5.56
              5.96                  5.46
              6.02                  5.38
  1/30/2001   5.97                  5.38



Competitive Ranking              Lipper Ranking
                                 -----------------------------------------------
                                     Top Fund    #1 of 134 funds As of 1/31/2001

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/2001. The Lipper category used for comparison is the Lipper Government Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.


* Performance reflects an annualized expense waiver of .35% during this period which improved results. Otherwise, the 7-day average yield would have been 5.62% on 1/30/2001.

Zurich YieldWise Municipal Money Fund


Yield Comparison                 Fund Yield vs. Tax-Free Money Fund Average
                                 -----------------------------------------------

               Fund Yield     Tax-Free Money Fund Average

  8/1/2000        4.32                3.53
                  4.19                3.31
                  4.24                3.46
                  4.29                3.46
                  4.24                3.47
                  4.31                3.49
                  4.08                3.27
                  4.22                3.38
                  4.32                3.64
                  4.90                4.16
                  4.47                3.64
                  4.40                3.47
                  4.36                3.49
                  4.36                3.59
                  4.38                3.58
                  4.43                3.65
                  4.49                3.73
                  4.43                3.63
                  4.24                3.49
                  4.07                3.14
                  4.26                3.37
                  4.54                3.66
                  4.54                3.88
                  3.70                2.76
                  2.94                2.03
                  3.05                1.91
  1/30/2001       4.30                3.33

Zurich YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet. Returns are historical, do not guarantee future results, and will fluctuate.* Income from Zurich YieldWise Municipal Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.


Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/2001. The Lipper category used for comparison is the Lipper
Tax-Free Money Market Instrument Fund
category. The ranking is historical and does not guarantee future performance.

                           Lipper Ranking
                           -----------------------------------------------------

                                 Top Fund    #1 of 133 funds As of 1/31/2001
                                 -----------------------------------------------


* Performance reflects an annualized expense waiver of .58% during this period which improved results. Otherwise, the 7-day average yield would have been 3.72% on 1/30/2001.

variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables, which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates, which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to Know" section)
performance review

An interview with portfolio manager Frank Rachwalski

Frank Rachwalski has over 25 years of investment experience. He is a managing director of Zurich Scudder Investments, Inc. and is vice president and lead portfolio manager of all the firm's money market funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degrees from Loyola University, Chicago. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead.

--------------------------------------------------------------------------------

Market Review

At the December Federal Open Market Committee ("FOMC") meeting, the target for Federal Funds was retained at 6.5%, but a bias to lower rates was adopted. As January ended, we saw soft economic data as measured by fourth quarter gross domestic product and consumer sentiment. However, equity markets have been volatile, accompanied by business entrenchment, specifically, layoffs and downsizing. Most importantly the FOMC has embarked on a course of lowering interest rates and Federal Reserve Chairman Alan Greenspan has endorsed tax cuts. In this context, the yield curve has shown signs of stabilizing with the give-up for extension from 1 to 12 months remaining at roughly 50 basis points.

Outlook and Strategy

The focal point of our analytical efforts will be the extent and duration of the economic slowdown. In this regard we feel the second half of 2001 will be stronger than the first six months. Assuming the job market remains relatively firm, coupled with reasonable capital markets aided by lower interest rates and boosted by a tax cut, we expect consumer spending and sentiment will strengthen as we move forward. The real risk still remains that a hard landing will occur but we are optimistic based on our analysis.



--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

terms to know


7-Day Average     Every money market fund calculates its yield according to a
Yield             standardized method prescribed by the Securities and
                  Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

     Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

Federal Funds     Commercial banks are required to keep these funds on
("Fed Funds")     deposit at the Federal Reserve Bank in their district. In
                  order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market."
                  The interest rate on these loans is called the "Fed Funds
                  Rate" and is the key money market rate which influences all other short-term rates.

portfolio composition

Zurich YieldWise Money Fund
On 1/31/2001*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Commercial paper                                     77%
Certificates of deposit                              17%
Short-term and medium-term notes                      6%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Money Fund                      32 days
First Tier Money Fund Average                    44 days

Zurich YieldWise Government Money Fund
On 1/31/2001*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Short-term and medium-term notes                     65%
Repurchase agreements                                35%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Government Money Fund           38 days
Government Money Fund Average                    39 days

Zurich YieldWise Municipal Money Fund
On 1/31/2001*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Variable rate demand securities                      65%
Tax-exempt commercial paper                          35%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Municipal Money Fund            19 days
Tax-Free Money Fund Average                      38 days

*  Portfolio composition and holdings are subject to change.

** The Funds are compared to their respective iMoneyNet category: The First Tier
   Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/31/2001.

portfolio of investments
January 31, 2001 (Unaudited)

                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich YieldWise Money Fund
--------------------------------------------------------------------------------------

Repurchase Agreements 0.1%
--------------------------------------------------------------------------------------
State Street Bank and Trust Company, 5.63%, to be
   repurchased at $724,113 on 2/1/2001**
   (Cost $724,000)                                          724,000          724,000
--------------------------------------------------------------------------------------

Commercial Paper 77.2%
--------------------------------------------------------------------------------------
American Honda Financial, 5.6%*, 4/26/2001               10,000,000       10,000,000
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 6.59%, 2/23/2001                 9,965,044        9,965,044
--------------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 6.56%, 2/14/2001          25,125,446       25,125,446
--------------------------------------------------------------------------------------
Associates Corp. of North America, 6.55%*, 3/15/2001     15,000,000       15,000,000
--------------------------------------------------------------------------------------
Atlantis One Funding Corp., 6.6%, 2/20/2001               9,965,431        9,965,431
--------------------------------------------------------------------------------------
Atlantis One Funding Corp., 6.52%, 2/26/2001              9,954,583        9,954,583
--------------------------------------------------------------------------------------
Bavaria Finance Funding Corp., 6.52%, 2/26/2001           8,970,701        8,970,701
--------------------------------------------------------------------------------------
Bavaria Finance Funding Corp., 6.64%, 5/24/2001          10,625,112       10,625,112
--------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 6.68%, 2/20/2001        19,930,650       19,930,650
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp., 6.65%, 2/13/2001         19,956,400       19,956,400
--------------------------------------------------------------------------------------
British Telecommunications plc*, 5.75%, 4/9/2001         10,000,000       10,000,000
--------------------------------------------------------------------------------------
 CIT Group Holdings, Inc., 6.11%*, 2/1/2001               9,998,978        9,998,978
--------------------------------------------------------------------------------------
 CIT Group Holdings, Inc, 6.14%*, 2/1/2001                9,998,700        9,998,700
--------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.15%*, 2/1/2001                9,998,504        9,998,504
--------------------------------------------------------------------------------------
CSN Overseas, 6.57%, 2/6/2001                             9,990,972        9,990,972
--------------------------------------------------------------------------------------
CXC Incorporated, 6.48%, 2/15/2001                        9,974,800        9,974,800
--------------------------------------------------------------------------------------
CXC Incorporated, 5.56%, 3/23/2001                        9,922,778        9,922,778
--------------------------------------------------------------------------------------
Caterpillar Financial Services, 6.76%*, 3/1/2001          3,700,000        3,700,000
--------------------------------------------------------------------------------------
Centric Capital Corp., 6.56%, 2/16/2001                   9,973,000        9,973,000
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 5.9%, 2/14/2001               19,957,606       19,957,606
--------------------------------------------------------------------------------------
Coca-Cola Enterprises, 6%, 3/15/2001                      4,993,846        4,993,846
--------------------------------------------------------------------------------------
Commerz Europe, 5.7%, 4/17/2001                           9,882,917        9,882,917
--------------------------------------------------------------------------------------
Delaware Funding Corp., 5.53%, 3/28/2001                 19,831,028       19,831,028
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Enterprise Funding Corp., 5.78%, 2/28/2001               12,379,383       12,379,383
--------------------------------------------------------------------------------------
Eureka Securitization, 5.6%, 3/22/2001                    9,924,458        9,924,458
--------------------------------------------------------------------------------------
Forrestal Funding Master, 5.49%, 4/12/2001                9,894,417        9,894,417
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 5.96%, 2/20/2001               14,953,054       14,953,054
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 5.79%, 2/26/2001                4,980,035        4,980,035
--------------------------------------------------------------------------------------
France Telecom SA, 6.59%, 2/26/2001                      14,932,292       14,932,292
--------------------------------------------------------------------------------------
France Telecom SA, 6.5%, 2/28/2001                        4,975,625        4,975,625
--------------------------------------------------------------------------------------
Galaxy Funding, 6.79%, 2/22/2001                          9,961,733        9,961,733
--------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.97%*, 2/12/2001       25,026,445       25,026,445
--------------------------------------------------------------------------------------
Giro Funding US Corp., 6.7%, 2/2/2001                     9,998,181        9,998,181
--------------------------------------------------------------------------------------
Giro Funding US Corp., 6.6%, 2/22/2001                    9,961,792        9,961,792
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 5.85%, 2/12/2001               14,973,188       14,973,188
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 6.7%, 2/22/2001                 5,109,642        5,109,642
--------------------------------------------------------------------------------------
Goldman Sachs & Co., 6.4%, 5/24/2001                     10,000,000       10,000,000
--------------------------------------------------------------------------------------
Goldman Sachs & Co., 5.46%, 7/24/2001                    10,000,000       10,000,000
--------------------------------------------------------------------------------------
Hatteras Funding, 5.79%, 2/23/2001                       19,929,722       19,929,722
--------------------------------------------------------------------------------------
Heller Financial, Inc., 6.8%, 3/7/2001                    6,996,679        6,996,679
--------------------------------------------------------------------------------------
Heller Financial, Inc., 5.94%*, 4/17/2001                29,993,354       29,993,354
--------------------------------------------------------------------------------------
Household Finance Corp., 5.6%*, 4/20/2001                14,995,279       14,995,279
--------------------------------------------------------------------------------------
Intrepid Funding, 5.51%, 4/12/2001                        9,892,861        9,892,861
--------------------------------------------------------------------------------------
Jupiter Securitization Corp., 5.63%, 3/26/2001            9,917,850        9,917,850
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.,5.61%, 3/30/2001             9,912,125        9,912,125
--------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.816%*, 2/22/2001                  19,999,582       19,999,582
--------------------------------------------------------------------------------------
Moat Funding LLC, 6.67%, 2/27/2001                       19,905,678       19,905,678
--------------------------------------------------------------------------------------
National Rural Utilities, 5.62%*, 4/20/2001              15,000,000       15,000,000
--------------------------------------------------------------------------------------
Philip Morris Companies, Inc., 6.5%, 3/27/2001            9,902,950        9,902,950
--------------------------------------------------------------------------------------
Preferred Receivable Funding Corp., 5.89%, 2/12/2001     14,973,142       14,973,142
--------------------------------------------------------------------------------------
Preferred Receivable Funding Corp., 5.65%, 3/12/2001      4,969,613        4,969,613
--------------------------------------------------------------------------------------
Quincy Capital Corp., 5.86%, 2/16/2001                   19,951,500       19,951,500
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 6.66%*, 2/8/2001                    19,974,528       19,974,528
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Sheffield Receivables, 5.56%, 3/20/2001                  19,854,822       19,854,822
--------------------------------------------------------------------------------------
Stellar Funding Group, 5.87%, 2/14/2001                   9,978,875        9,978,875
--------------------------------------------------------------------------------------
Stellar Funding Group, 6.52%, 2/20/2001                   6,181,884        6,181,884
--------------------------------------------------------------------------------------
Superior Funding Capital, 5.53%, 3/6/2001                 6,964,708        6,964,708
--------------------------------------------------------------------------------------
Superior Funding Capital, 6.51%, 3/21/2001                7,444,923        7,444,923
--------------------------------------------------------------------------------------
Surrey Funding Corp., 5.88%, 2/9/2001                    19,974,000       19,974,000
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 6.67%, 2/28/2001               14,855,549       14,855,549
--------------------------------------------------------------------------------------
WCP Funding Inc., 5.56%, 3/29/2001                       14,870,267       14,870,267
--------------------------------------------------------------------------------------
Total Commercial Paper
(Cost $771,226,632)                                                      771,226,632
--------------------------------------------------------------------------------------

Certificates of Deposit 16.8%
--------------------------------------------------------------------------------------
Allfirst Bank, 6.62%*, 9/7/2001                          20,000,000       20,000,000
--------------------------------------------------------------------------------------
Bank of America, 6.67%*, 3/22/2001                       10,000,000       10,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia, 6.67%, 2/1/2001                     20,000,000       20,000,000
--------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 6.08%*, 2/1/2001      9,996,600        9,996,600
--------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 6.12%, 2/1/2001       9,997,814        9,997,814
--------------------------------------------------------------------------------------
Comerica Bank, 6.64%*, 6/1/2001                          14,998,077       14,998,077
--------------------------------------------------------------------------------------
First Union National Bank, 6.76%*, 2/21/2001              4,999,511        4,999,511
--------------------------------------------------------------------------------------
First Union National Bank, 6.69%*, 7/26/2001             15,000,000       15,000,000
--------------------------------------------------------------------------------------
Fleet National Bank, 5.78%*, 2/20/2001                    9,997,798        9,997,798
--------------------------------------------------------------------------------------
Heller Financial, Inc., 6.778%*, 6/7/2001                 7,498,558        7,498,558
--------------------------------------------------------------------------------------
Key Bank North America, 6.69%*, 2/25/2001                 9,998,884        9,998,884
--------------------------------------------------------------------------------------
Merita Corp., 5.72%*, 2/28/2001                          10,000,000       10,000,000
--------------------------------------------------------------------------------------
Old Kent Bank, 6.17%*, 2/1/2001                          10,000,000       10,000,000
--------------------------------------------------------------------------------------
US Bank of Minnesota, 6.18%*, 2/1/2001                   15,000,000       15,000,000
--------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $167,487,242)                                                      167,487,242
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 5.9%
--------------------------------------------------------------------------------------
Countrywide Home Loans Corp., 6.766%*, 3/5/2001          11,999,396       11,999,396
--------------------------------------------------------------------------------------
Countrywide Home Loans Corp., 6.815%*, 3/25/2001         29,997,695       29,997,695
--------------------------------------------------------------------------------------
Household Finance Corp., 6.89%*, 3/5/2001                 5,006,445        5,006,445
--------------------------------------------------------------------------------------
SMM Trust, 5.9%*, 2/13/2001                              12,000,000       12,000,000
--------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost $59,003,536)                                                        59,003,536
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $998,441,410) (a)                                              $   998,441,410
--------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes was $998,441,410.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich YieldWise Government Money Fund
--------------------------------------------------------------------------------------

Repurchase Agreements 34.8%
--------------------------------------------------------------------------------------
Bear Stearns, Inc.

   6.52%, to be repurchased at $15,173,867 on
   2/7/2001                                               15,000,000      15,000,000
--------------------------------------------------------------------------------------
Bear Stearns, Inc.

   5.55%, to be repurchased at $10,046,250 on
   3/1/2001                                               10,000,000      10,000,000
--------------------------------------------------------------------------------------
Bear Stearns, Inc.

   6.4%, to be repurchased at $12,700,000 on
   3/19/2001                                              12,500,000      12,500,000
--------------------------------------------------------------------------------------
Bear Stearns, Inc.

   5.6%, to be repurchased at $10,098,000 on
   3/29/2001                                              10,000,000      10,000,000
--------------------------------------------------------------------------------------
Chase Securities, Inc.

   5.77%, to be repurchased at $15,002,404 on
   2/1/2001                                               15,000,000      15,000,000
--------------------------------------------------------------------------------------
Chase Securities, Inc.

   6.54%, to be repurchased at $20,312,467 on
   2/22/2001                                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.

   5.62%, to be repurchased at $20,021,856 on
   2/6/2001                                               20,000,000      20,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.

   5.84%, to be repurchased at $22,107,067 on
   2/7/2001                                               22,000,000      22,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.

   5.57%, to be repurchased at $5,039,454 on
   3/15/2001                                               5,000,000       5,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co.,

   6.27%, to be repurchased at $15,235,125 on
   3/28/2001                                              15,000,000      15,000,000
--------------------------------------------------------------------------------------
State Street Bank and Trust Co.

   5.63%, to be repurchased at $3,617,566 on 2/1/2001      3,617,000       3,617,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $148,117,000)**                                                    148,117,000
--------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 65.2%
--------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 5.51%*, 2/6/2001      7,000,000       7,000,000
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.02%*, 2/1/2001                 5,000,000       4,998,750
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.59%*, 2/6/2001                 2,000,000       1,999,875
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.95%*, 2/1/2001                  10,000,000       9,996,050
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6%*, 2/1/2001                     10,000,000       9,999,760
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.01%*, 2/1/2001                  10,000,000       9,998,791
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                    3,000,000       3,000,270
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.33%, 4/12/2001                  10,000,000       9,980,217
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.77%, 4/26/2001                   5,000,000       4,996,763
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                    4,000,000       3,985,416
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.95%, 5/8/2001                    2,000,000       1,998,674
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.4%, 5/30/2001                   10,000,000       9,796,614
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.9%, 2/8/2001           5,000,000       4,983,900
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.98%, 4/5/2001          5,000,000       4,947,675
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.31%, 7/20/2001         7,000,000       6,989,845
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.97%*,
   2/1/2001                                               10,000,000       9,996,118
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.99%*,
   2/1/2001                                                5,000,000       4,998,569
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.02%*,
   2/1/2001                                                7,500,000       7,500,720
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.03%*,
   2/1/2001                                                5,000,000       5,000,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.09%,
   6/14/2001                                               5,000,000       4,890,737
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.21%,
   3/22/2001                                               7,500,000       7,437,525
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.49%,
   3/29/2001                                              12,500,000      12,376,625
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.52%,
   7/19/2001                                               5,500,000       5,482,378
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.54%*,
   3/3/2001                                                7,500,000       7,497,569
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.55%,
   3/20/2001                                               3,000,000       2,999,988
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%,
   2/22/2001                                               3,500,000       3,496,605
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.6%,
   11/16/2001                                             10,000,000      10,000,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.78%,
   7/13/2001                                               2,700,000       2,700,791
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.26%,
   5/24/2001                                               8,000,000       8,000,000
--------------------------------------------------------------------------------------
Hainan Airlines, 6.45%*, 3/21/2001                         7,516,000       7,516,000
--------------------------------------------------------------------------------------
Hainan Airlines, 6.62%*, 3/21/2001                         5,835,130       5,835,130
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.58%*, 2/6/2001       5,000,000       4,997,813
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.59%*, 2/6/2001       5,000,000       4,997,725
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.61%*, 2/6/2001      10,000,000       9,996,897
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.61%*, 2/6/2001      12,500,000      12,492,669
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.63%*, 2/6/2001      10,000,000      10,001,801
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.65%*, 2/6/2001      10,000,000       9,999,036
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.86%*, 2/6/2001      25,000,000      24,998,309
--------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost $277,885,605)                                                      277,885,605
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $426,002,605) (a)                                              $   426,002,605
--------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The date shown represents the next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes is $426,002,605.

    The accompanying notes are an integral part of the financial statements.

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------


Zurich YieldWise Municipal Money Fund
--------------------------------------------------------------------------------------

Variable Rate Demand Securities* 65.1%
--------------------------------------------------------------------------------------
Alabama
--------------------------------------------------------------------------------------
Birmingham

   Special Care Facilities Finance Authority, 4.2%         5,000,000       5,000,000
--------------------------------------------------------------------------------------
Mobile

   Special Care Facilities Finance Authority, 4.2%         5,000,000       5,000,000
--------------------------------------------------------------------------------------
Arizona
--------------------------------------------------------------------------------------
Maricopa County

   Pollution Control Authority, 4.2%                       5,600,000       5,600,000
--------------------------------------------------------------------------------------
Arkansas
--------------------------------------------------------------------------------------
Pocahontas

   Maclean Esna LP Project, 4.15%                          2,500,000       2,500,000
--------------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------------
Douglas County

   Cherry Creek South Metro District 1 Project, 4.5%       2,600,000       2,600,000
--------------------------------------------------------------------------------------
Student Obligation Bond Authority, 4.1%                    6,855,000       6,855,000
--------------------------------------------------------------------------------------
Western Stock Show Project, 4.1%                           4,760,000       4,760,000
--------------------------------------------------------------------------------------
Worldport Denver International Airport Project, 4.1%       4,000,000       4,000,000
--------------------------------------------------------------------------------------
Delaware
--------------------------------------------------------------------------------------
Sussex County

   Perdue Agrirecycle LLC Project, 4.65%                   5,000,000       5,000,000
--------------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------------
Miami-Dade County

   Gulliver Schools Project, 4.7%                          3,000,000       3,000,000
--------------------------------------------------------------------------------------
Sarasota County

   Bay Village Project, 4.7%                               1,900,000       1,900,000
--------------------------------------------------------------------------------------
Georgia
--------------------------------------------------------------------------------------
Burke

   Georgia Power, 4.15%                                    2,000,000       2,000,000
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Willacoochie

   Development Authority Pollution Control Revenue,
   4.65%                                                   2,000,000       2,000,000
--------------------------------------------------------------------------------------
Illinois
--------------------------------------------------------------------------------------
Carol Stream

   MAAC Machinery Co. Project, 4.15%                         800,000         800,000
--------------------------------------------------------------------------------------
Chicago

   Multi-Family Housing Revenue, 4.53%                     3,300,000       3,300,000
--------------------------------------------------------------------------------------
Cook County

   Individual Development Revenue, 4.53%                   5,000,000       5,000,000
--------------------------------------------------------------------------------------
Development Financial Authority

   Henry Valve Co Project, 4.53%                           2,675,000       2,675,000
--------------------------------------------------------------------------------------
   Grecian Delight Foods Project, 4.15%                    7,700,000       7,700,000
--------------------------------------------------------------------------------------
   Knead Dough Baking Project, 4.75%                       3,500,000       3,500,000
--------------------------------------------------------------------------------------
   Whiting Corp. Project, 4.75%                            3,000,000       3,000,000
--------------------------------------------------------------------------------------
Lake Zurich

   Individual Development Revenue, 4.53%                   2,395,000       2,395,000
--------------------------------------------------------------------------------------
Sangamon County

   Individual Development Revenue, 4.65%                   6,000,000       6,000,000
--------------------------------------------------------------------------------------
Tinley Park

   Individual Development Revenue, 4.53%                   2,965,000       2,965,000
--------------------------------------------------------------------------------------
Upper Illinois River Valley Development Authority
   Revenue, 4.5%                                           4,405,000       4,405,000
--------------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------------
Crawfordsville

   Precision Plastic Inc. Project, 4.15%                   2,140,000       2,140,000
--------------------------------------------------------------------------------------
Indianapolis

   Energy, 5%                                              2,500,000       2,503,660
--------------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------------
Jeffersontown

   Lease Program Revenue, 4%                               6,500,000       6,500,000
--------------------------------------------------------------------------------------
Lexington-Fayette County

   YMCA Central Kentucky Project, 4.1%                     1,900,000       1,900,000
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue, 4.05%                          585,000         585,000
--------------------------------------------------------------------------------------
Mayfield

   Educational Facilities Authority, 4.1%                    660,000         660,000
--------------------------------------------------------------------------------------
Michigan
--------------------------------------------------------------------------------------
Farmington Hills

   Brookfield Building Association Project, 4.25%            845,000         845,000
--------------------------------------------------------------------------------------
Genesee County

   Atlas Technologies, Inc. Project, 4.25%                   400,000         400,000
--------------------------------------------------------------------------------------
Oakland County

   Economic Development Authority, 4.65%-4.75%             3,800,000       3,800,000
--------------------------------------------------------------------------------------
Strategic Fund

   Continental Aluminum Project, 4.65%                       900,000         900,000
--------------------------------------------------------------------------------------
   Creative Foam Corp. Project, 4.25%                        800,000         800,000
--------------------------------------------------------------------------------------
   Hope Network Project, 4.55%                               120,000         120,000
--------------------------------------------------------------------------------------
Missouri
--------------------------------------------------------------------------------------
St. Louis

   Air Cargo Facility Revenue, 4.75%                       2,000,000       2,000,000
--------------------------------------------------------------------------------------
Montana
--------------------------------------------------------------------------------------
Forsyth

   Pollution Control, 4.4%                                 2,200,000       2,200,000
--------------------------------------------------------------------------------------
Nebraska
--------------------------------------------------------------------------------------
Investment Financial Authority Single Family Housing
   Revenue, 4.15%                                          6,000,000       6,000,000
--------------------------------------------------------------------------------------
New Hampshire
--------------------------------------------------------------------------------------
Business Finance Authority of New Hampshire, 4.65%         5,000,000       5,000,000
--------------------------------------------------------------------------------------
New Jersey
--------------------------------------------------------------------------------------
Salem County

   Dupont Project, 4.3%                                    3,500,000       3,500,000
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
New York
--------------------------------------------------------------------------------------
Babylon

   Ops Equity of Babylon Project, 4.25%                    5,200,000       5,200,000
--------------------------------------------------------------------------------------
North Carolina
--------------------------------------------------------------------------------------
Moore County

   Individual Facilities & Pollution Control
   Financial Authority Revenue, 4.75%                      3,200,000       3,200,000
--------------------------------------------------------------------------------------
North Dakota
--------------------------------------------------------------------------------------
Mercer County

   Pollution Control Revenue, 4.05%                        3,805,000       3,805,000
--------------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------------
Higher Education Facilities Authority, 4.6%                4,000,000       4,000,000
--------------------------------------------------------------------------------------
Pennsylvania
--------------------------------------------------------------------------------------
Bucks County

   Oxford Falls Project, 4.71%                             1,500,000       1,500,000
--------------------------------------------------------------------------------------
Higher Education Assistance Agency

   Student Loan Revenue, 4.1%-4.45%                        3,600,000       3,600,000
--------------------------------------------------------------------------------------
Tennessee
--------------------------------------------------------------------------------------
Maury County

   Saturn Corp. Project, 3.99%                             1,650,000       1,650,000
--------------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------------
Brazos River Authority

   Pollution Control Revenue, 4.4%                         3,000,000       3,000,000
--------------------------------------------------------------------------------------
   Utilities Electric Project, 4.45%                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
Dallas-Fort Worth

   International Airport Facility Improvement
   Revenue, 4.4%                                           6,080,000       6,080,000
--------------------------------------------------------------------------------------
Harris County

   Health Facilities Authority, 4.25%                      8,400,000       8,400,000
--------------------------------------------------------------------------------------
North Central Texas

   Health Facilities Development Revenue, 4.25%            4,840,000       4,840,000
--------------------------------------------------------------------------------------
Sabine River

   Utilities Electric Company Project, 4.45%               3,375,000       3,375,000
--------------------------------------------------------------------------------------
Transportation, 5.25%                                      8,000,000       8,037,855
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Vermont
--------------------------------------------------------------------------------------
Economic Development Authority

   Tsubaki Inc. Project, 4.15%                             5,000,000       5,000,000
--------------------------------------------------------------------------------------
Student Association Corp., 4.25%                           7,005,000       7,005,000
--------------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------------
Henrico County

   Individual Development Revenue, 4.65%                   5,300,000       5,300,000
--------------------------------------------------------------------------------------
West Virginia
--------------------------------------------------------------------------------------
Preston County

   Individual Development Revenue, 4.75%                     390,000         390,000
--------------------------------------------------------------------------------------
Wisconsin
--------------------------------------------------------------------------------------
Eau Claire

   Pope & Talbot, Inc. Project, 4.7%                         600,000         600,000
--------------------------------------------------------------------------------------
Housing & Economic Development Authority

   Business Development Revenue, 4.2%                      3,420,000       3,420,000
--------------------------------------------------------------------------------------
Park Falls

   Individual Development Revenue, 4.75%                   4,000,000       4,000,000
--------------------------------------------------------------------------------------
Pewaukee

   Mixer System Inc. Project, 4.75%                        1,900,000       1,900,000
--------------------------------------------------------------------------------------
Rhinelander

   Individual Development Revenue, 4.15%                   3,100,000       3,100,000
--------------------------------------------------------------------------------------
Wausau

   Minnesota Mining & Manufacturing Project, 4.37%           600,000         600,000
--------------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $222,811,515)                                                      222,811,515
--------------------------------------------------------------------------------------

Other Securities 34.9%
--------------------------------------------------------------------------------------
Alaska
--------------------------------------------------------------------------------------
City of Valdez

   Atlantic Richfield Project, 4.3%, 2/23/2001             3,700,000       3,700,000
--------------------------------------------------------------------------------------
Arizona
--------------------------------------------------------------------------------------
Agricultural Improvement and Power District

   Salt River Project, 4.2%, 4/9/2001                      2,600,000       2,600,000
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------------
Platte River Power Authority, 4.3%, 2/14/2001              3,000,000       3,000,000
--------------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------------
Kissimmee

   Utility Authority, 3.6%, 3/8/2001                       1,500,000       1,500,000
--------------------------------------------------------------------------------------
Orlando

   Capital Improvements Authority, 4.4%, 4/11/2001         3,600,000       3,600,000
--------------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------------
Sullivan

   Hoosier Energy Rural Electric Co. Project, 4.35%,
   3/13/2001                                               2,000,000       2,000,000
--------------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------------
Danville

   Multi-City Lease Revenue, 4.4%-4.35%,
   2/9/2001-4/10/2001                                      7,285,000       7,285,000
--------------------------------------------------------------------------------------
Pendleton

   Multi-City Lease Revenue, 4.35%, 3/9/2001               3,000,000       3,000,000
--------------------------------------------------------------------------------------
Louisiana
--------------------------------------------------------------------------------------
Industrial District of West Baton Rouge

   Pollution Control Revenue, 4.35%,
   2/14/2001-3/13/2001                                     4,150,000       4,150,000
--------------------------------------------------------------------------------------
Michigan

   Strategic Fund, 3.85%, 3/9/2001                         3,000,000       3,000,000
--------------------------------------------------------------------------------------
New Hampshire
--------------------------------------------------------------------------------------
Business Finance Authority,

   4.45%, 2/15/2001-3/12/2001                             14,000,000      14,000,000
--------------------------------------------------------------------------------------
State Tax Exempt Commercial Paper Program,

   4.35%, 2/14/2001                                        3,000,000       3,000,000
--------------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------------
Air Quality Development Authority

   The Mead Corp., Project, 4.3%, 2/12/2001-2/13/2001      7,400,000       7,400,000
--------------------------------------------------------------------------------------
   Water Development Authority, 4.4%, 3/12/2001            6,935,000       6,935,000
--------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------
South Carolina
--------------------------------------------------------------------------------------
   Public Service Authority, 4.3%, 2/12/2001               5,000,000       5,000,000
--------------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------------
Harris County                                              3,000,000       3,000,000

   D-1, 3.95%, 3/8/2001
--------------------------------------------------------------------------------------
San Antonio

   Gas and Electric Revenue, 4.2%, 4/11/2001               2,000,000       2,000,000
--------------------------------------------------------------------------------------
Texas A&M University, 3.6%, 4/6/2001                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
Texas Municipal Power Agency, 3.9%, 3/7/2001               8,900,000       8,900,000
--------------------------------------------------------------------------------------
University of Texas, 4.3%, 2/13/2001                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
Utah
--------------------------------------------------------------------------------------
Intermountain Power Agency,

   4.3%-4.15%, 3/12/2001-4/9/2001                         10,100,000      10,100,000
--------------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------------
Chesterfield

   VEPCO-- Series 1985, 4.3%, 4/9/2001                     3,100,000       3,100,000
--------------------------------------------------------------------------------------
Louisa County

   Industrial Development Authority, 2.65%-4.5%,
   2/12/2001-2/26/2001                                    11,000,000      11,000,000
--------------------------------------------------------------------------------------
Washington
--------------------------------------------------------------------------------------
Port of Anacortes 85,
   4.35%, 2/15/2001                                        3,000,000       3,000,000
--------------------------------------------------------------------------------------
Total Other Securities
(Cost $119,270,000)                                                      119,270,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $342,081,515) (a)                                              $   342,081,515
--------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001, and are payable within five business days.

(a)      Cost for federal income tax purposes is $342,081,515.


    The accompanying notes are an integral part of the financial statements.

financial statements



Statement of Assets and Liabilities

                                                         Government       Municipal
   January 31, 2001 (Unaudited)         Money Fund       Money Fund      Money Fund
   ----------------------------------------------------------------------------------------
   Assets
   ------------------------------------------------------------------------------------
   Investments in securities, at
      amortized cost:
      Short-term securities          $   997,717,410  $   277,885,605 $   342,081,515
   ------------------------------------------------------------------------------------
      Repurchase agreements                  724,000      148,117,000              --
   ------------------------------------------------------------------------------------
   Cash                                    1,344,484          360,472         501,910
   ------------------------------------------------------------------------------------
   Receivable for investments sold                --               --         695,000
   ------------------------------------------------------------------------------------
   Interest receivable                     3,096,140        3,131,988       2,014,706
   ------------------------------------------------------------------------------------
   Receivable for Fund shares sold         2,152,415        2,006,595       1,082,938
   ------------------------------------------------------------------------------------
   Due from Advisor                               --          107,573         434,467
   ------------------------------------------------------------------------------------
   Total Assets                        1,005,034,449      431,609,233     346,810,536
   ----------------------------------------------------------------------------------------
   Liabilities
   ------------------------------------------------------------------------------------
   Dividends payable                         955,710          353,121         248,865
   ------------------------------------------------------------------------------------
   Payable for Fund shares redeemed        4,378,960        1,396,138         345,897
   ------------------------------------------------------------------------------------
   Accrued Trustees' fees and
      expenses                                15,655           12,662          18,823
   ------------------------------------------------------------------------------------
   Accrued reorganization expenses            29,369            7,243           2,615
   ------------------------------------------------------------------------------------
   Other accrued expenses and
      payables                               771,203          132,096              --
   ------------------------------------------------------------------------------------
   Total Liabilities                       6,150,897        1,901,260         616,200
   ------------------------------------------------------------------------------------
   Net assets, at value              $   998,883,552  $   429,707,973 $   346,194,336
   ----------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Shares outstanding                    998,883,552      429,707,973     346,194,336
   ------------------------------------------------------------------------------------
   Net asset value, offering and
      redemption price per share
      (Net asset value / outstanding
      shares of beneficial interest,
      no par value, unlimited number
      of shares authorized)          $          1.00  $          1.00 $          1.00
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statement of Operations

   Six months ended January 31, 2001                     Government       Municipal
   (Unaudited)                          Money Fund       Money Fund      Money Fund
   ------------------------------------------------------------------------------------
   Investment Income
   ------------------------------------------------------------------------------------
   Income:
   Interest                          $    31,706,491  $    14,452,385 $     7,086,576
   ------------------------------------------------------------------------------------
   Expenses:
   Management fee                          1,731,431          952,999         762,100
   ------------------------------------------------------------------------------------
   Services to shareholders                  159,441          116,073         113,355
   ------------------------------------------------------------------------------------
   Custodian                                   4,197            9,140           2,981
   ------------------------------------------------------------------------------------
   Auditing                                    6,912            9,110           4,000
   ------------------------------------------------------------------------------------
   Legal                                         232            2,663           2,600
   ------------------------------------------------------------------------------------
   Trustees' fees and expenses                11,120           11,942          19,198
   ------------------------------------------------------------------------------------
   Reports to shareholders                     2,634            7,796           2,000
   ------------------------------------------------------------------------------------
   Registration fees                          15,253           50,475          78,240
   ------------------------------------------------------------------------------------
   Reorganization                             29,369            7,243           2,615
   ------------------------------------------------------------------------------------
   Other                                         936           32,935           7,462
   ------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                           1,961,525        1,200,376         994,551
   ------------------------------------------------------------------------------------
   Expense reductions                       (327,848)        (792,215)       (985,580)
   ------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                           1,633,677          408,161           8,971
   ------------------------------------------------------------------------------------
   Net investment income                  30,072,814       14,044,224       7,077,605
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on
      investment transactions            (3,989,083)               --              --
   ------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations      $    26,083,731  $    14,044,224 $     7,077,605
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Money Fund

                                                                      Six months
                                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000

   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    30,072,814 $    52,682,440
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions    (3,989,083)              --
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      26,083,731              --
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                             (30,072,814)    (52,682,440)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1 per share:
   Proceeds from shares sold                              543,898,697   1,455,566,925
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           29,049,692      50,312,123
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (503,935,040) (1,490,396,213)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                           69,013,349      15,482,835
   ------------------------------------------------------------------------------------
   Capital contribution from Advisor (see Note 6)           3,989,083              --
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                       69,013,349      15,482,835
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    929,870,203     914,387,368
   ------------------------------------------------------------------------------------
   End of period                                      $   998,883,552 $   929,870,203
---------------------------------------------------------------------------------------





    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Government Money Fund

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:                                        $    14,044,224 $    15,904,520
   Net investment income
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                             (14,044,224)    (15,904,520)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1 per share:
   Proceeds from shares sold                              421,759,276     554,427,155
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           13,408,874      15,016,786
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (390,451,678)   (395,623,208)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                           44,716,472     173,820,733
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    384,991,501     211,170,768
   ------------------------------------------------------------------------------------
   End of period                                      $   429,707,973 $   384,991,501
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Municipal Money Fund

                                                                      Six months
                                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:                                        $     7,077,605 $     6,820,594
   Net investment income
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (7,077,605)     (6,820,594)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1 per share:
   Proceeds from shares sold                              348,550,647     492,746,087
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                            6,712,108       6,212,875
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (266,169,477)   (322,592,056)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                           89,093,278     176,366,906
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    257,101,058      80,734,152
   ------------------------------------------------------------------------------------
   End of period                                      $   346,194,336 $   257,101,058
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

financial highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Zurich YieldWise Money Fund

   Years ended July 31,              2001(a)     2000      1999       1998    1997(b)
   ------------------------------------------------------------------------------------
   Net asset value, beginning of
      period                       $ 1.00     $ 1.00      1.00       1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income              .03        .06       .05        .06       .02
   ------------------------------------------------------------------------------------
   Less distributions from net
      investment income             (.03)      (.06)     (.05)      (.06)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period  $ 1.00     $ 1.00      1.00       1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%) (c)            3.25(d)**    5.88      5.03       5.81    1.69**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)                    999        930       914      1,072       245
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions (%)         .41*        .47       .45        .44      .60*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                 .34*        .34       .34        .07        --
   ------------------------------------------------------------------------------------
   Ratio of net investment income
      (%)                           6.36*       5.72      4.92       5.63     5.66*
---------------------------------------------------------------------------------------

(a)      For the six months ended January 31, 2001 (Unaudited).

(b)      For the period April 17, 1997 (commencement of operations) to July 31,
         1997.

(c) Total returns would have been lower had certain expenses not been reduced.

(d) Total return for the six months ended January 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note
         6). Without this contribution the total return would have been lower.

*        Annualized

**       Not annualized


    The accompanying notes are an integral part of the financial statements.

Zurich YieldWise Government Money Fund

   Years ended July 31,                                   2001(a)     2000    1999(b)
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $ 1.00     $ 1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income                                   .03        .06       .03
   ------------------------------------------------------------------------------------
   Less distributions from net investment income         (.03)      (.06)     (.03)
   ------------------------------------------------------------------------------------
   Net asset value, end of period                       $ 1.00     $ 1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%) (c)                                 3.26**       5.94    3.30**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)                  430        385       211
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)         .54*       .63      .61*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)          .19*       .10      .05*
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)                    6.41*       5.87     4.92*
---------------------------------------------------------------------------------------

(a)      For the six months ended January 31, 2001 (Unaudited).

(b)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(c) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized


    The accompanying notes are an integral part of the financial statements.

Zurich YieldWise Municipal Money Fund

   Years ended July 31,                                   2001(a)     2000    1999(b)
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $ 1.00     $ 1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income                                   .02        .04       .02
   ------------------------------------------------------------------------------------
   Less distributions from net investment income         (.02)      (.04)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period                       $ 1.00     $ 1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%) (c)                                 2.15**       3.96    2.09**
   ------------------------------------------------------------------------------------
   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)                  346        257        81
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)         .59*       .69      .88*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)       .01(d)*       .00       .00
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)                    4.22*       3.98     3.25*
---------------------------------------------------------------------------------------

(a)      For the six months ended January 31, 2001 (Unaudited).

(b)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(c) Total returns would have been lower had certain expenses not been reduced.

(d) The ratio of expenses would have been .00% had all reorganization costs been absorbed (see Note 5).

*        Annualized

**       Not annualized


    The accompanying notes are an integral part of the financial statements.

notes to financial statements (unaudited)


1. Significant Accounting Policies

Zurich YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich YieldWise Money Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor") formerly Scudder Kemper Investments, Inc., and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215 million of average daily net assets declining to 0.25% of average daily net assets in excess of $800 million. For the six months ended January 31, 2001, the Funds incurred the following management fees:

                                            Management fee   Management fee  Effective
   Fund                                       imposed ($)      waived ($)     rate (%)
   ------------------------------------------------------------------------------------
   Zurich YieldWise Money Fund                1,454,285          277,146        0.31
   ------------------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund       182,341          770,658        0.08
   ------------------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund             --          762,100          --
---------------------------------------------------------------------------------------

ZSI has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each fund as follows: for Zurich YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38% until November 30, 2001; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37% through at least November 30, 2001; for Zurich YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30% until November 30, 2001. In addition, during the period ZSI agreed to voluntarily limit expenses of each fund as follows: for Zurich YieldWise Money Fund, 0.34%; for Zurich YieldWise Government Money Fund, 0.19%; for Zurich YieldWise Municipal Money Fund, 0.00%.

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the six months ended January 31, 2001, KSvC received shareholder services fees as follows:

                                                                          Unpaid at
                                                                         January 31,
   Fund                                               Fee imposed ($)     2001 ($)
   ------------------------------------------------------------------------------------
   Zurich YieldWise Money Fund                             136,963         136,963
   ------------------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund                   98,839          80,881
   ------------------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund                   105,400          27,438
---------------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of ZSI. For the six months ended January 31, 2001, the Trust made no payments to its officers and incurred trustees' fees of $5,222 to independent Trustees. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election, under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                                            Trustee
                                                                           Severance
   Fund                                            Trustee Severance    Absorbed by ZSI
   ------------------------------------------------------------------------------------
   Zurich YieldWise Money Fund                              9,608            4,804
   ------------------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund                  11,232            5,616
   ------------------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund                   16,198            8,099
---------------------------------------------------------------------------------------


3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the six months ended January 31, 2001, the Funds' custodian and transfer agent fees were reduced as follows:

                                               Custodian     Transfer agent
   Fund                                         fee ($)          fee ($)
   --------------------------------------------------------------------------
   Zurich YieldWise Money Fund                     3,571          22,748
   --------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund            388          10,724
   --------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund           2,981           7,955
-----------------------------------------------------------------------------

4. Line of Credit

The Funds and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. 5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. These costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear a portion of such costs.

                                                               Reorganization
                                              Reorganization   Costs Absorbed
   Fund                                            Costs           by ZSI
   ----------------------------------------------------------------------------
   Zurich YieldWise Money Fund                     29,369           19,579
   ----------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund           7,243            4,829
   ----------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund            2,615            1,743
-------------------------------------------------------------------------------

6. Capital Contribution

On January 16, 2001 the Advisor voluntarily purchased $10,000,000 of Southern California Edison commercial paper from the Zurich YieldWise Money Fund for $3,989,083 in excess of that security's value. The Fund recorded a realized loss of $3,989,083 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

7. Adoption of Audit and Accounting Guide for Investment
Companies

Each Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised Audit and Accounting Guide will require payments by affiliates to reimburse the effect of a realized or an unrealized gain (loss) on a portfolio investment, often caused by a situation outside of the Fund's, or its affiliates', direct control to be recorded as a separate line item in the Statement of Operations as part of net realized and unrealized gain (loss) from investments. The adoption of this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between the Statement of Operations and the Statements of Changes in Net Assets. trustees and officers trustees and officers


Trustees
--------------------------------------------------------------------------------

John W. Ballantine       Donald L. Dunaway      Shirley D. Peterson
Trustee                  Trustee                Trustee
--------------------------------------------------------------------------------

Lewis A. Burnham         Robert B. Hoffman      William P. Sommers
Trustee                  Trustee                Trustee
--------------------------------------------------------------------------------

Linda C. Coughlin        Donald R. Jones
Trustee and Chairperson  Trustee


Officers
--------------------------------------------------------------------------------

Mark S. Casady           Richard L. Vandenberg  Maureen E. Kane
President                Vice President         Secretary
--------------------------------------------------------------------------------

Philip J. Collora        Linda J. Wondrack      Caroline Pearson
Vice President and       Vice President         Assistant Secretary
Assistant Secretary
--------------------------------------------------------------------------------

Kathryn L. Quirk         John R. Hebble         Brenda Lyons
Vice President           Treasurer              Assistant Treasurer
--------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.
Vice President


Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
--------------------------------------------------------------------------------

Shareholder Service    Kemper Service Company
Agent                  P.O. Box 219151
                       Kansas City, MO 64121-9151
--------------------------------------------------------------------------------

Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------

Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------

Independent Auditors   Ernst & Young LLP
                       233 South Wacker Drive
                       Chicago, IL 60606

This report must be preceded or accompanied by a                          [LOGO]
Zurich YieldWise Funds prospectus.                                       ZURICH

                                                Zurich Scudder Investments, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-888-987-4241